Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule of Long-term Debt

Notes payable are as follows:

	September 30, 2013	December 31, 2012
LWM, LLC, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York) for the first day of the calendar year, 1.0% at September 30, 2013; unsecured; due on September 5, 2016	$166,284	$-

D. Wood Holdings, LLC, payable without interest (interest imputed at 1.71%); unsecured; due on demand; refinanced on September 5, 2013 to extend the maturity date to September 5, 2016, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York)	-	131,279

Spark Assembly, LLC, payable without interest (interest imputed at 1.71%); unsecured; refinanced on September 5, 2013 to extend the maturity date to September 5, 2016, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York)	-	34,992

New Mexico Community Development Loan Fund, payable with interest at 8.0%; monthly payments of $690; due March of 2015; secured by vehicle	-	16,972

Silicon Valley Bank, term loan with interest at 2.5% above the bank's prime rate, 5.75% at December 31, 2012; payable in interest only for the first three months, then principal and interest payments in 36 equal monthly installments beginning in April of 2012; secured by various collateral as described in security agreement	-	375,000
Total notes payable	166,284	558,243
Less current portion	-	171,270
Long-term portion	$166,284	$386,973

Long-term debt consists of the following:

	2012	2011
D. Wood Holdings, LLC, payable without interest (interest imputed at 1.71%); unsecured; due on demand; refinanced on September 5, 2013 to extend the maturity date to September 5, 2016, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York); as a result of this refinancing this loan has been classified as a long term liability as of December 31, 2012	$131,279	$131,279
Spark Assembly, LLC, payable without interest (interest imputed at 1.71%); unsecured; refinanced on September 5, 2013 to extend the maturity date to September 5, 2016, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York); as a result of this refinancing this loan has been classified as a long term liability as of December 31, 2012	34,992	34,992
New Mexico Community Development Loan Fund, payable with interest at 8.0%; monthly payments of $690, due March of 2015, note is secured by vehicle	16,972	-
Silicon Valley Bank, term loan with interest at 2.5% above the bank's prime rate, 5.75% at December 31, 2012; payable in interest only for the first three months, then principal and interest payments in 36 equal monthly installments beginning in April of 2012, secured by various collateral as described in security agreement; repaid in full in August 2013 in connection with $1.75 million debt financing, See Note 16	375,000	500,000
	558,243	666,271
Current portion	171,270	117,053
Long-term portion	$386,973	$549,218

Schedule of Maturities of Long-term Debt	Principal maturities on installment debt are as follows:

2013	$171,270
2014	181,575
2015	39,127
2016	166,271
Total	$558,243